Subsequent Event - Additional Information (Detail) (Subsequent Event, Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
	Jun. 20, 2013	May 01, 2013
Grant-date fair value of awards granted	$ 31.10	$ 22.76
Service Based Restricted Stock Units [Member]
Stock options granted	40,500	483,667
Restriction period (years)	4 years	4 years
Performance Based Restricted Stock Units [Member]
Stock options granted	5,000	654,250